UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lombard Odier Asset Management (USA) Corp
           --------------------------------------------------
Address:   888 7th Avenue, 11th Floor
           --------------------------------------------------
           New York, NY 10106
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:    028-13939
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eliott Frank
           --------------------------------------------------
Title:     Authorized Signatory
           --------------------------------------------------
Phone:     212-295-6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/  Eliott Frank              New York, NY         August 16, 2010
       ------------------------   --------------------------  ---------------

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number                Name

28-13013                            1798 Global Partners (Cayman Islands) Ltd

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              65
                                               -------------

Form 13F Information Table Value Total:           153,532



                                               -------------
                                                (thousands)


List of Other Included Managers:


NONE













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
                                              FORM 13F INFORMATION TABLE

       COLUMN 1                       COLUMN 2   COLUMN3       COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                                                                                        VOTING
                                                              VALUE   SHRS OR PRN SH/  PUT/   NVESTMENT   OTHER       AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      x$1000)      AMT     PRN  CALL   DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC       COM               00484M106       373      12,000  SH           SOLE         0     12,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
ALIGN TECHNOLOGY INC          COM               016255101       230      15,500  SH           SOLE         0     15,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
ANADARKO PETE CORP            COM               032511107     8,281     229,460  SH           DEFINED      0    229,460     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
ANADARKO PETE CORP            COM               032511107    12,206     338,200  SH    CALL   DEFINED      0    338,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
APACHE CORP                   COM               037411105     7,569      89,900  SH           DEFINED      0     89,900     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
BIO RAD LABS INC              CL A              090572207       623       7,200  SH           SOLE         0      7,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
BP PLC                        SPONSORED ADR     055622104     4,263     147,600  SH           DEFINED      0    147,600     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
BRIGHAM EXPLORATION CO        COM               109178103       787      51,200  SH           DEFINED      0     51,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CAMERON INTERNATIONAL CORP    COM               13342B105       784      24,100  SH           DEFINED      0     24,100     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CARBO CERAMICS INC            COM               140781105       440       6,100  SH           DEFINED      0      6,100     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CENTENE CORP DEL              COM               15135B101       462      21,500  SH           SOLE         0     21,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CIMAREX ENERGY CO             COM               171798101       501       7,000  SH           DEFINED      0      7,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
COBALT INTL ENERGY INC        COM               19075F106       253      34,000  SH           DEFINED      0     34,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CONCORD MED SVCS HLDGS LTD    SPONSORED ADR     206277105       355      59,600  SH           SOLE         0     59,600     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CONTANGO OIL & GAS COMPANY    COM NEW           21075N204       166       3,700  SH           DEFINED      0      3,700     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CORE LABORATORIES LP          NOTE 0.250%10/3   21868FAB9     4,798   3,000,000  PRN          DEFINED      0  3,000,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
COVIDIEN PLC                  SHS               G2554F105       722      17,968  SH           SOLE         0     17,968     0    0
------------------------------                  -------------------------------- ---------------------------------------------------
CVS CAREMARK CORPORATION      COM               126650100       630      21,500  SH           SOLE         0     21,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
CVS CAREMARK CORPORATION      COM               126650100     4,891     166,800  SH    CALL   SOLE         0    166,800     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
DIONEX CORP                   COM               254546104       402       5,400  SH           SOLE         0      5,400     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
DRIL-QUIP INC                 COM               262037104       471      10,700  SH           DEFINED      0     10,700     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
DRYSHIPS INC.                 NOTE 5.000%12/0   262498AB4       746   1,000,000  PRN          DEFINED      0  1,000,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
EL PASO CORP                  COM               28336L109     6,103     549,300  SH           DEFINED      0    549,300     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140     3,314     210,000  SH           DEFINED      0    210,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
EQT CORP                      COM               26884L109     2,494      69,000  SH           DEFINED      0     69,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
EXCO RESOURCES INC            COM               269279402     1,263      86,470  SH           DEFINED      0     86,470     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
EXXON MOBIL CORP              COM               30231G102     8,591     150,540  SH           DEFINED      0    150,540     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
FLUOR CORP NEW                COM               343412102     3,677      86,520  SH           DEFINED      0     86,520     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
FORESTAR GROUP INC            COM               346233109     1,832     102,000  SH           DEFINED      0    102,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
GLOBAL INDS LTD               DBCV 2.750% 8/0   379336AE0     2,362   4,000,000  PRN          DEFINED      0  4,000,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
GMX RES INC                   COM               38011M108       130      20,000  SH    PUT    DEFINED      0     20,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
HALLIBURTON CO                COM               406216101     4,715     192,040  SH           DEFINED      0    192,040     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
HELMERICH & PAYNE INC         COM               423452101       373      10,200  SH           DEFINED      0     10,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
HESS CORP                     COM               42809H107     2,844      56,500  SH           DEFINED      0     56,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
INSPIRE PHARMACEUTICALS INC   COM               457733103       182      36,500  SH           SOLE         0     36,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
MASIMO CORP                   COM               574795100       455      19,100  SH           SOLE         0     19,100     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
NEWFIELD EXPL CO              COM               651290108     1,842      37,700  SH           DEFINED      0     37,700     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
NOBLE ENERGY INC              COM               655044105     6,573     108,950  SH           DEFINED      0    108,950     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
NORTHERN OIL & GAS INC NEV    COM               665531109       512      39,900  SH           DEFINED      0     39,900     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
OCCIDENTAL PETE CORP DEL      COM               674599105     6,110      79,200  SH           DEFINED      0     79,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
ONYX PHARMACEUTICALS INC      COM               683399109       153       7,100  SH           SOLE         0      7,100     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PAR PHARMACEUTICAL COS INC    COM               69888P106       647      24,921  SH           SOLE         0     24,921     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PAREXEL INTL CORP             COM               699462107       412      19,000  SH           SOLE         0     19,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PENN VA CORP                  COM               707882106       804      40,000  SH           DEFINED      0     40,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PETROHAWK ENERGY CORP         COM               716495106     4,568     269,200  SH           DEFINED      0    269,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PETROHAWK ENERGY CORP         COM               716495106     1,697     100,000  SH    CALL   DEFINED      0    100,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PIONEER NAT RES CO            COM               723787107       168       2,830  SH           DEFINED      0      2,830     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PIONEER NAT RES CO            NOTE 2.875% 1/1   723787AH0     2,315   2,000,000  PRN          DEFINED      0  2,000,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PRIDE INTL INC DEL            COM               74153Q102     4,468     200,000  SH    CALL   DEFINED      0    200,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
PSS WORLD MED INC             COM               69366A100       178       8,400  SH           SOLE         0      8,400     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
QUESTAR CORP                  COM               748356102     2,297      50,500  SH           DEFINED      0     50,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
REHABCARE GROUP INC           COM               759148109       390      17,900  SH           SOLE         0     17,900     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
SELECT MED HLDGS CORP         COM               81619Q105       549      81,000  SH           SOLE         0     81,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
SMITH INTL INC                COM               832110100     9,413     250,000  SH           DEFINED      0    250,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
SOUTHWESTERN ENERGY CO        COM               845467109     4,529     117,200  SH           DEFINED      0    117,200     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103     4,129      40,000  SH    PUT    DEFINED      0     40,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
ST JUDE MED INC               COM               790849103       429      11,900  SH           SOLE         0     11,900     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
STRYKER CORP                  COM               863667101       536      10,700  SH           SOLE         0     10,700     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
SYNERON MEDICAL LTD           ORD SHS           M87245102       245      23,800  SH           SOLE         0     23,800     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
TALISMAN ENERGY INC           COM               87425E103     5,961     394,000  SH           DEFINED      0    394,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
THERMO FISHER SCIENTIFIC INC  COM               883556102       466       9,500  SH           SOLE         0      9,500     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
UNIVERSAL HLTH SVCS INC       CL B              913903100       458      12,000  SH           SOLE         0     12,000     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
WEATHERFORD INTERNATIONAL LT  REG               H27013103     1,411     107,400  SH           DEFINED      0    107,400     0    0
-------------------------------------------------------------------------------- ---------------------------------------------------
WELLCARE HEALTH PLANS INC     COM               94946T106       401      16,900  SH           SOLE         0     16,900     0    0
--------------------------------------------------------------------------------- --------------------------------------------------
WILLIAMS COS INC DEL          COM               969457100     3,583     196,000  SH           DEFINED      0    196,000     0    0
--------------------------------------------------------------------------------- --------------------------------------------------

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